RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

Note 13-RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. ("BKCB")	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. ("BKGI")	Entity indirectly controlled by family members of Mr. Guoqing Li

Tripod Enterprises Holding Limited ("Tripod")	Entity indirectly controlled by a family member of Ms. Yu Yu

Kewen Holding Co. Limited ("Kewen Holding")	Entity indirectly controlled by Mr. Guoqing Li

b)	The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Purchases of goods
BKCB	4,100	-	-	-

Service fees
BKCB	3,716	3,716	3,716	597
BKGI	5,909	5,909	5,909	948

	9,625	9,625	9,625	1,545

The purchases from BKCB and service fees paid to BKCB and BKGI were determined by the mutually agreed amounts and payment terms.

In March 2006, the Company entered into a service agreement with BKCB and BKGI. Pursuant to such agreement the Company was charged a 3% commission on the sales of media products related to children, economics and management. In August 2010, the Company entered into an amendment to the service agreement to revise the service fees from a percentage of relevant revenues to a fixed amount of RMB28,875 for the period from January 1, 2010 to December 31, 2012. Such amount was paid by the Company in October 2010 and the agreement was terminated on December 31, 2012.

c)	The balances between the Company and its related parties as of December 31, 2011 and 2012 are listed below:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Due from a related party:
BKCB	188	320	51

Prepayments to related parties:
BKCB	3,716	-	-
BKGI	5,909	-	-

	9,625	-	-

Due to related parties:
BKCB	2,511	2,333	374
Tripod	5,152	-	-
Kewen Holding	5,028	-	-

	12,691	2,333	374

The amounts due to Tripod and Kewen Holding as of December 31, 2011 were the unsettled consulting fees, which were settled in full in 2012. The consulting agreements with Tripod and Kewen Holding were terminated effective from January 2, 2010.

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.